Net Income (Loss) Per Share - Summary of Antidilutive Potential Common Shares (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	4,591,873	139,321,438
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	0	109,090,908	109,090,908	109,090,908
Stock options exercised for promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	2,884,999	7,862,499	8,022,499	5,760,000
Shares issuable upon conversion of Athena convertible security
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	334,946	0
Early exercised stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	879,600	19,800	19,800	11,337
Unvested RSAs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	242,316	1,908,687	1,236,771	3,924,414
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	23,736	20,439,544	20,754,985	7,439,700
Unvested RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	2,828	0
ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	223,448	0